Share-Based Payments (Details 2) (USD $)	12 Months Ended
	Apr. 30, 2012	Apr. 30, 2011	Apr. 30, 2010
Deferred Compensation, Share-based Payments [Member]
Weighted-average grant date fair values of the equity awards
Granted Restricted/Deferred Shares and Deferred Stock Units and Performance Units	152,180	303,863	504,580
Granted Weighted Average Grant Date Fair Value, in USD per share	$ 78.32	$ 58.32	$ 44.63
Performance Units [Member]
Weighted-average grant date fair values of the equity awards
Granted Restricted/Deferred Shares and Deferred Stock Units and Performance Units	99,455	125,360	190,010
Granted Weighted Average Grant Date Fair Value, in USD per share	$ 76.37	$ 77.53	$ 57.37